Debt - Additional Information (Details)			1 Months Ended			2 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended		24 Months Ended
	Feb. 10, 2023 $ / shares shares	Sep. 22, 2021 USD ($)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Month	Dec. 31, 2022 USD ($)	Dec. 31, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 05, 2022 USD ($)	Dec. 10, 2022 $ / shares shares	Nov. 14, 2022 USD ($)	Mar. 01, 2022 USD ($) $ / shares	Jan. 03, 2022 USD ($) $ / shares	Dec. 10, 2021 USD ($)	Jun. 09, 2020 USD ($)
Debt Instrument [Line Items]
Debt instrument issued in a non cash transaction									$ 1,148,000	$ 0
Proceeds from Convertible Debt									4,873,000	0
Atlantic Canada Oppurtunities Agency Loan Unsecured [Member]
Debt Instrument [Line Items]
Other long term debt					$ 500,000	$ 500,000		$ 500,000	$ 500,000	500,000
Paycheck Protection Programme [Member]
Debt Instrument [Line Items]
Debt instrument forgiveness of debt		$ 600,000
Proceeds from other long term debt											$ 600,000
Existing Debt [Member] | Other Term Loan [Member]
Debt Instrument [Line Items]
Repayment of other long term debt					$ 4,400,000
Amendment Loan Agreement Eastward Fund Management LLC [Member] | Other Term Loan [Member]
Debt Instrument [Line Items]
Number of days of notice to be given to the lender for prepayment of the loan					45 days
Long term debt ballon payment																$ 200,000
Long term debt balloon payment percentage																2.50%
Debt instrument monthly insalments of principal and interest payment | Month					30
Debt instrument monthly instalments of interest only payments | Month					18
Class of warrants or rights exercise price per share | $ / shares												$ 0.93
Class of warrants or rights number of shares covered by each warrant or right | shares												215,054
Proceeds from other long term debt					$ 8,000,000
Amendment Loan And Security Agreement With Silicon Valley Bank [Member] | Term Loan Payable To Bank [Member]
Debt Instrument [Line Items]
Long term debt month of maturity								2025-03
Long term debt variable interest rate percentage payable per month								5.00%
Debt instrument frequency of periodic payment									30 months
Class of warrants or rights exercise price per share | $ / shares				$ 1.58
Class of warrants or rights number of shares covered by each warrant or right | shares				16,321
Proceeds from other long term debt				$ 1,000,000
Debt instrument variable interest rate spread								1.75%
Note Purchase Agreement [Member] | Senior Secured Notes Pre Close Facility [Member]
Debt Instrument [Line Items]
Gain loss on revaluation of debt									$ 300,000
Liability fair value adjustment									300,000
Notes payable at fair value						$ 25,300,000		$ 25,300,000	$ 25,300,000
Debt Instrument Face Amount													$ 25,000,000
Note Purchase Agreement [Member] | VLN Senior Secured Note [Member]
Debt Instrument [Line Items]
Long term debt term													5 years
Long term debt fixed interest rate percentage						9.25%		9.25%	9.25%
Debt instrument maturity date						Apr. 30, 2023
Debt Instrument Face Amount													$ 75,000,000
Prime Rate [Member] | Amendment Loan Agreement Eastward Fund Management LLC [Member] | Other Term Loan [Member]
Debt Instrument [Line Items]
Long term debt floor interest rate percentage					3.25%
Debt instrument variable interest rate spread					8.25%
if VLN Terminates [Member] | Note Purchase Agreement [Member] | Senior Secured Notes Pre Close Facility [Member]
Debt Instrument [Line Items]
Debt instrument prospective increase in the variable interest rate spread						0.50%
if VLN Terminates [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member] | Note Purchase Agreement [Member] | Senior Secured Notes Pre Close Facility [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread						9.25%
if VLN Terminates [Member] | Alternate Base Rate [Member] | Note Purchase Agreement [Member] | Senior Secured Notes Pre Close Facility [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread						8.25%
Other Nonoperating Income (Expense) [Member] | Paycheck Protection Programme [Member]
Debt Instrument [Line Items]
Gain loss on forgiveness of debt		$ 600,000
October Two Thousand And Twnety One To December Two Thousand And Twenty Two [Member] | Atlantic Canada Oppurtunities Agency Loan Unsecured [Member]
Debt Instrument [Line Items]
Debt instrument monthly instalment amount										200
July Two Thousand Twenty One To December Two Thousand And Twenty Two [Member] | Atlantic Canada Oppurtunities Agency Loan Unsecured [Member]
Debt Instrument [Line Items]
Debt instrument monthly instalment amount										200
Other Related Parties [Member]
Debt Instrument [Line Items]
Debt instrument unamortized debt discount						$ 200,000		$ 200,000	$ 200,000
Preferred Stock Investors [Member]
Debt Instrument [Line Items]
Proceeds from Convertible Debt			$ 4,900,000
Exchange of Notes [Member] | Other Related Parties [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Long term debt month of maturity			2023-09
Debt instrument ratio of repayment amount to principal														1.5	1.5
Debt instrument conversion price per share | $ / shares														$ 4.79	$ 4.79
Related party transaction rate of interest			6.00%
Kinduct [Member] | Exchange of Notes [Member]
Debt Instrument [Line Items]
Troubled debt restructuring contingent payments amount														$ 1,100,000	$ 1,100,000
Debt instrument issued in a non cash transaction			$ 1,100,000
Kinduct [Member] | Exchange of Notes [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Troubled debt restructuring contingent payments amount														$ 1,000,000	$ 1,000,000
Subsequent Event [Member] | Exchange of Notes [Member] | Other Related Parties [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument number of shares issued on conversion | shares	1,333,712
Percentage of debt converted into equity	100.00%
Debt instrument conversion price per share | $ / shares	$ 4.79
TD Ameritrade Commercial Banking [Member] | Revolving Credit Facility [Member] | Kinduct [Member]
Debt Instrument [Line Items]
Factor for calculating the borrowing base																	5
Line of credit maximum borrowing capacity																	$ 1,500,000
TD Ameritrade Commercial Banking [Member] | Revolving Credit Facility [Member] | Kinduct [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread							1.55%
Silicon Valley Bank [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility outstanding					$ 0	0		0	0	$ 0
Maximum amount eligible to be borrowed against foreign accounts receivable						$ 800,000		$ 800,000	$ 800,000
Line of credit facility percentage available for borrowings on eligible foreign accounts receivable percentage						25.00%		25.00%	25.00%
Maximum amount eligible to be borrowed against accounts receivable						$ 1,500,000		$ 1,500,000	$ 1,500,000
Line of credit facility percentage available for borrowings on eligible accounts receivable percentage						65.00%		65.00%	65.00%
Line of credit facility interest rate at period end						7.25%		7.25%	7.25%
Long term debt percentage bearing variable interest rate						4.25%		4.25%	4.25%
Line of credit maximum borrowing capacity				$ 3,000,000
Debt instrument variable interest rate spread				1.00%